FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of fair value measurement

	Fair Value Measurement as of December 31, 2025
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$10,003	$—	$10,003
- Fixed term deposit products	—	103,976	—	103,976
Total	$—	$113,979	$—	$113,979

	Fair Value Measurement as of December 31, 2024
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$9,619	$—	$9,619
Total	$—	$9,619	$—	$9,619